Schedule of fair value, net derivative asset (liability) measured on recurring basis, unobservable input reconciliation (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Common stock price	$ 4.14	$ 28.39	$ 29.55
Risk-free rate	4.17%	3.68%	4.40%
Expected term (in years)	3 years 11 months 23 days	4 years 5 months 19 days	5 years 5 months 19 days
Expected volatility	118.40%	103.20%	94.60%
Dividend yield	0.00%	0.00%	0.00%